LEASES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description1 [Line Items]
Variable lease payments	$ 23	$ 22
Right-of-use assets securing lease liabilities	240	114
Lease Liability Activity [Roll Forward]
Lease liabilities, beginning of year	1,725	1,545
Net additions	320	335
Interest expense on lease liabilities	70	61
Interest payments on lease liabilities	(67)	(49)
Principal payments of lease liabilities	(213)	(167)
Lease liabilities, end of year	1,835	1,725
Current liability	278	230
Long-term liability	$ 1,557	$ 1,495
Minimum
Lessee, Lease, Description1 [Line Items]
Non-cancellable contract periods for leases, typical range	5 years
Maximum
Lessee, Lease, Description1 [Line Items]
Non-cancellable contract periods for leases, typical range	15 years